UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Muni New York
Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock Muni New York Intermediate Duration Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York - 126.0%	Albany, New York, IDA, Civic Facility Revenue Refunding Bonds (Albany
College of Pharmacy Project), Series A, 5.25%, 12/01/19	$ 760	$ 635,793

Cattaraugus County, New York, IDA, Civic Facility Revenue Bonds (Saint
Bonaventure University Project), Series A, 4.90%, 5/01/16	695	619,016

Cattaraugus County, New York, IDA, Civic Facility Revenue Bonds (Saint
Bonaventure University Project), Series A, 5%, 5/01/23	500	389,895

Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint
Francis Hospital), Series B, 7.25%, 3/01/19	410	388,450

Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds
(Bard College), Series A-1, 5%, 8/01/22	750	678,420

Erie County, New York, IDA, Life Care Community Revenue Bonds
(Episcopal Church Home), Series A, 5.875%, 2/01/18	2,000	1,717,760

Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds
(United Memorial Medical Center Project), 4.75%, 12/01/14	445	384,689

Long Island Power Authority, New York, Electric System Revenue
Refunding Bonds, Series D, 5%, 9/01/25 (a)	4,000	3,650,680

Metropolitan Transportation Authority, New York, Revenue Refunding
Bonds, Series A, 5%, 11/15/25 (b)	3,500	3,178,245

New York City, New York, City Housing Development Corporation, M/F
Housing Revenue Bonds, AMT, Series J-2, 4.75%, 11/01/27	1,000	761,220

New York City, New York, City Housing Development Corporation,
Presidential Revenue Bonds (The Animal Medical Center), Series A,
5.50%, 12/01/33	1,615	1,418,180

New York City, New York, City IDA, Civic Facility Revenue Bonds (PSCH
Inc. Project), 6.20%, 7/01/20	1,415	1,214,990

New York City, New York, City IDA, PILOT Revenue Bonds (Queens
Baseball Stadium Project), 5%, 1/01/31 (c)	2,000	1,738,740

New York City, New York, City IDA, Special Facility Revenue Bonds (1990
American Airlines Inc. Project), AMT, 5.40%, 7/01/20	1,500	570,000

New York City, New York, City IDA, Special Facility Revenue Bonds
(British Airways Plc Project), AMT, 7.625%, 12/01/32	1,000	722,720

New York City, New York, City IDA, Special Facility Revenue Bonds
(Continental Airlines Inc. Project), AMT, 8.375%, 11/01/16	1,000	699,990

New York City, New York, City IDA, Special Facility Revenue Refunding Bonds
(Terminal One Group Association Project), AMT, 5.50%, 1/01/24	1,000	842,100

New York City, New York, City Transitional Finance Authority, Building
Aid Revenue Bonds, Series S-1, 5%, 7/15/24 (b)	1,000	957,920

New York City, New York, City Transitional Finance Authority, Building
Aid Revenue Refunding Bonds, Series S-1, 5%, 1/15/34	1,000	882,240

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
GO	General Obligation Bonds	M/F	Multi-Family
HFA	Housing Finance Agency	PILOT	Payment in Lieu of Taxes

BlackRock Muni New York Intermediate Duration Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York City, New York, GO, Series D1, 5.125%, 12/01/23	$ 1,500	$ 1,449,030

New York City, New York, GO, Series J, 5.50%, 6/01/13 (d)	2,710	2,987,423

New York City, New York, GO, Series J, 5.25%, 5/15/18 (a)	1,500	1,516,620

New York City, New York, GO, Series J, 5.50%, 6/01/21	290	291,734

New York City, New York, GO, Sub-Series F-1, 5%, 9/01/22 (e)	1,000	956,880

New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee
Francais de New York Project), Series A, 5.50%, 6/01/15 (f)	500	474,095

New York City, New York, IDA, Civic Facility Revenue Refunding Bonds
(Polytechnic University), 4.70%, 11/01/22 (f)	1,000	789,700

New York City, New York, Trust for Cultural Resources Revenue Bonds
(Museum of American Folk Art), 6.125%, 7/01/30 (f)	500	390,160

New York State Dormitory Authority, Non-State Supported Debt, Lease
Revenue Bonds (Municipal Health Facilities Improvement Program), Sub-
Series 2-4, 5%, 1/15/27	600	563,748

New York State Dormitory Authority, Non-State Supported Debt Revenue
Bonds (New York University Hospitals Center), Series B, 5.25%, 7/01/24	500	367,210

New York State Dormitory Authority, Non-State Supported Debt Revenue
Bonds (Saint Johns University), Series A, 5%, 7/01/27 (a)	850	765,842

New York State Dormitory Authority, Non-State Supported Debt, Revenue
Refunding Bonds (Mount Sinai-NYU Medical Center Health System), Series
A, 6.50%, 7/01/10 (d)	330	355,813

New York State Dormitory Authority, Non-State Supported Debt, Revenue
Refunding Bonds (Mount Sinai-NYU Medical Center Health System), Series
A, 6.625%, 7/01/10 (d)	660	712,965

New York State Dormitory Authority, Non-State Supported Debt, Revenue
Refunding Bonds (Mount Sinai-NYU Medical Center Health System), Series
A, 6.625%, 7/01/18	340	343,879

New York State Dormitory Authority, Non-State Supported Debt, Revenue
Refunding Bonds (New York University Hospital Center), Series A, 5%,
7/01/16	1,130	930,419

New York State Dormitory Authority Revenue Bonds (North Shore - Long
Island Jewish Health System), 5%, 5/01/13	1,500	1,545,015

New York State Dormitory Authority Revenue Bonds (Winthrop S. Nassau
University), 5.50%, 7/01/11	1,735	1,756,705

New York State Dormitory Authority, Revenue Refunding Bonds (Lenox
Hill Hospital Obligation Group), 5.75%, 7/01/17	1,305	1,127,820

New York State Dormitory Authority, Revenue Refunding Bonds (State
University Educational Facilities), Series A, 5.50%, 5/15/13	1,000	1,040,720

New York State Dormitory Authority, State Personal Income Tax Revenue
Bonds (Education), Series F, 5%, 3/15/30	1,790	1,695,416

New York State Dormitory Authority, Supported Debt Revenue Refunding
Bonds (Department of Health), Series A, 5%, 7/01/25 (g)	1,500	1,417,170

New York State Energy Research and Development Authority, Gas Facilities
Revenue Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT,
Series A, 4.70%, 2/01/24 (b)	2,000	1,565,520

New York State, HFA, M/F Housing Revenue Bonds (Kensico Terrace
Apartments), AMT, Series A, 4.75%, 8/15/26	1,185	914,998

BlackRock Muni New York Intermediate Duration Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
	AMT, Series 130, 4.75%, 10/01/30	$ 2,500	$ 1,816,625

	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
	AMT, Series 143, 4.85%, 10/01/27	500	387,315

	New York State Mortgage Agency, Homeowner Mortgage Revenue
	Refunding Bonds, AMT, Series 133, 4.95%, 10/01/21	1,000	847,940

	New York State Mortgage Agency, Homeowner Mortgage Revenue
	Refunding Bonds, AMT, Series 137, 4.70%, 10/01/31	750	534,488

	New York State Mortgage Agency, Homeowner Mortgage Revenue
	Refunding Bonds, AMT, Series 140, 4.65%, 10/01/26	500	378,950

	New York State Municipal Bond Bank Agency, Special School Purpose
	Revenue Bonds, Series C, 5.25%, 12/01/18	2,000	2,038,200

	New York State Thruway Authority, Second General Highway and Bridge
	Trust Fund Revenue Bonds, Series A, 5%, 4/01/22 (c)	1,000	986,310

	New York State Urban Development Corporation Revenue Bonds,
	Subordinate Lien, Corporation Purpose, Series A, 5.125%, 7/01/19	2,000	2,002,780

	Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The
	Saratoga Hospital Project) Series B, 5%, 12/01/22	500	412,105

	Saratoga County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(The Saratoga Hospital Project), Series A, 4.375%, 12/01/13 (h)	365	342,563

	Saratoga County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(The Saratoga Hospital Project), Series A, 4.50%, 12/01/14 (h)	380	352,511

	Saratoga County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(The Saratoga Hospital Project), Series A, 4.50%, 12/01/15 (h)	395	358,387

	Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds
	(Union College Project), 5%, 7/01/26	1,000	942,800

	Suffolk County, New York, IDA, Continuing Care and Retirement,
	Revenue Refunding Bonds (Jeffersons Ferry Project), 4.625%, 11/01/16	800	698,792

	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series C-1, 5.50%, 6/01/22	1,000	976,600

	Tompkins County, New York, IDA, Care Community Revenue Refunding
	Bonds (Kendal at Ithaca), Series A-2, 5.75%, 7/01/18	250	237,015

	Tompkins County, New York, IDA, Care Community Revenue Refunding
	Bonds (Kendal at Ithaca), Series A-2, 6%, 7/01/24	1,000	912,730

	Triborough Bridge and Tunnel Authority, New York, Revenue Bonds,
	Series A, 5%, 11/15/31	1,000	936,350

	Westchester County, New York, IDA, Civic Facility Revenue Bonds
	(Special Needs Facilities Pooled Program), Series D-1, 6.80%, 7/01/19	515	450,872

	Yonkers, New York, IDA, Revenue Bonds (Sacred Heart Associates, LP
	Project), AMT, Series A, 4.80%, 10/01/26	750	619,065

			61,642,328

Guam - 3.4%	A.B. Won Guam International Airport Authority, General Revenue
	Refunding Bonds, AMT, Series C, 5.25%, 10/01/22 (a)	1,000	853,840

	Guam Government Waterworks Authority, Water and Wastewater
	System, Revenue Refunding Bonds, 6%, 7/01/25	1,000	803,410

			1,657,250

Puerto Rico - 17.6%	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement
	Revenue Refunding Bonds, 5.375%, 5/15/33	945	708,467

BlackRock Muni New York Intermediate Duration Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
	Revenue Bonds, Series A, 5%, 7/01/25 (i)	$ 500	$ 460,095

	Puerto Rico Commonwealth Highway and Transportation Authority,
	Subordinate Transportation Revenue Bonds, 5.75%, 7/01/21 (b)	2,000	1,928,420

	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%,
	7/01/16 (d)	615	675,079

	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%,
	7/01/30	385	331,439

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
	5.50%, 7/01/38	1,000	862,130

	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	2,000	1,869,600

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
	Control Facilities Revenue Bonds (University Plaza Project), Series A, 5%,
	7/01/33 (a)	500	403,690

	Puerto Rico Municipal Finance Agency, GO, Series A, 5.25%, 8/01/25	1,000	882,760

	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series M-3, 6%, 7/01/28 (a)(j)	500	485,360

			8,607,040

U.S. Virgin Islands -	Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
3.2%	(Hovensa Coker Project), AMT, 6.50%, 7/01/21	500	414,470

	Virgin Islands Public Finance Authority, Refinery Facilities Revenue
	Bonds (Hovensa Refinery), AMT, 4.70%, 7/01/22	500	334,750

	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
	(Matching Fund Loan Note), Series A, 5.25%, 10/01/24	1,000	811,250

			1,560,470

	Total Municipal Bonds - 150.2%		73,467,088

	Municipal Bonds Transferred to
	Tender Option Bond Trusts (k)
New York - 3.8%	Erie County, New York, IDA, School Facility Revenue Bonds
	(City of Buffalo Project), 5.75%, 5/01/24 (l)	1,839	1,859,838

	Total Municipal Bonds Transferred to Tender Option
	Bond Trusts - 3.8%		1,859,838

	Total Long-Term Investments
	(Cost - $84,737,300) - 154.0%		75,326,926

	Short-Term Securities	Shares

	CMA New York Municipal Money Fund, 1.20% (m)(n)	3,221,901	3,221,901

	Total Short-Term Securities (Cost - $3,221,901) - 6.6%		3,221,901

	Total Investments (Cost - $87,959,201*) - 160.6%		78,548,827
	Other Assets Less Liabilities - 2.9%		1,420,250
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (2.9)%		(1,393,695)
	Preferred Shares, at Redemption Value - (60.6)%		(29,648,323)

	Net Assets Applicable to Common Shares - 100.0%	$ 48,927,059

BlackRock Muni New York Intermediate Duration Fund, Inc.

Schedule of Investments October 31, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 86,610,924

Gross unrealized appreciation	$ 392,893
Gross unrealized depreciation	(9,834,091)

Net unrealized depreciation	$ (9,441,198)

(a)	MBIA Insured.

(b)	FGIC Insured.

(c)	AMBAC Insured.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	XL Capital Insured.

(f)	ACA Insured.

(g)	CIFG Insured.

(h)	Radian Insured.

(i)	Assured Guaranty Insured.

(j)	Commonwealth Guaranteed.

(k)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(l)	FSA Insured.

(m)	Represents the current yield as of report date.

(n)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

CMA New York Municipal Money Fund	1,702,542	$ 7,801

Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

BlackRock Muni New York Intermediate Duration Fund, Inc.

Schedule of Investments October 31, 2008 (Unaudited)

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 3,221,901
Level 2	75,326,926
Level 3	-

Total	$ 78,548,827

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 19, 2008